Submission	Oct. 11, 2024
Submission [Line Items]
Central Index Key	0001308648
Registrant Name	FIRST MAJESTIC SILVER CORP
Form Type	F-4
Submission Type	F-4
Fee Exhibit Type	EX-FILING FEES